Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Line Items]
Allowance for expected credit losses, net	$ (171,870)	$ (1,347,803)	$ (76,145)	$ (597,128)	$ (491,148)
Accounts Receivable [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	4,434,818	34,777,838		29,853,899
Allowance for expected credit losses, net	(171,870)	(1,347,803)		(597,128)
Accounts receivable, net	4,262,948	33,430,035		29,256,771
Accounts Receivable [Member] | Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	4,408,229	34,569,330		29,336,979
Accounts Receivable [Member] | Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	$ 26,589	$ 208,508		$ 516,920